INCOME (LOSS) PER COMMON SHARE (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
INCOME (LOSS) PER COMMON SHARE
Troubled debt restructuring		$ 179,000
Troubled debt restructuring description	the troubled debt restructuring in total would have decreased the net loss by $296,000 and causing the per share calculation to change from .04 to .06.